Available-for-sale Securities	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale Securities
4.
Available-for-sale
Securities
The following table summarizes the unrealized positions of the Company’s available-for-sale
securities disaggregated by class of instrument as of December 31, 2025:

	At December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Treasury Securities	$12,043	$33	$—	$12,076
Corporate Debt	39,292	107	—	39,399

Total	$51,335	$140	$—	$51,475

The following table provides the amortized cost and fair value of the Company’s available-for-sale
securities by contractual maturity as of December 31, 2025:

	Amortized Cost	Fair Value
Maturing within one year	$34,244	$34,318
Maturing after one to two years	17,091	17,157

Total	$51,335	$51,475

Amortized
cost includes accrued interest receivable on available-for-sale debt securities. There were no realized gains or losses on available-for-sale securities during 2025.
For marketable securities classified as
available-for-sale
that are in an unrealized loss position as of the balance sheet date, the Company assesses whether or not it intends to sell the security, or more-likely-than-not
will be required to sell the security, before recovery of its amortized cost basis which would require a write-down to fair value through net loss. As of December 31, 2025, there were no available-for-sale
debt securities in a loss position. An allowance for credit losses was not deemed necessary related to available-for-sale
securities as of December 31, 2025. There were no marketable securities classified as available-for-sale
as of December 31, 2024.
Refer to Note 1 —
Summary of Operations and Significant Accounting Policies (Fair Value Measurements)
for the Company’s valuation techniques and fair value hierarchy disclosures.